Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 550,735	$ 1,131,129	$ 1,414,618	$ 1,519,775	$ 2,384,802	$ 1,486,848
Accumulated deficit	21,654,257		21,654,257		20,239,639	$ 17,854,837
Working capital deficit	$ 4,608,868		$ 4,608,868		$ 3,222,893